SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                             DWS Small Cap Core Fund

Until on or about July 1, 2008, the following information replaces similar disclosure in "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of DWS Small Cap Core
Fund:


  Robert Wang                               Julie Abbett
  Managing Director of Deutsche Asset       Director of Deutsche Asset
  Management and Portfolio Manager of       Management and Portfolio Manager of
  the fund.                                 the fund.
  o   Joined Deutsche Asset Management      o   Senior portfolio manager for
      in 1995 as portfolio manager for          Global Quantitative Equity: New
      asset allocation after 13 years of        York.
      experience trading fixed income       o   Joined Deutsche Asset Management
      and derivative securities at J.P.         in 2000 after four years of
      Morgan.                                   combined experience as a
  o   Senior portfolio manager for Multi        consultant with equity trading
      Asset Class Quantitative                  services for BARRA, Inc. and a
      Strategies: New York.                     product developer for FactSet
  o   Joined the fund in 2003.                  Research.
  o   BS, The Wharton School, University    o   Joined the fund in 2005.
      of Pennsylvania.                      o   BA, University of Connecticut.

  Jin Chen, CFA
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
  o   Senior portfolio manager for
      Global Strategies: New York.
  o   Joined Deutsche Asset Management
      in 1999; prior to that, served as
      portfolio manager for Absolute
      Return Strategies and as a
      fundamental equity analyst and
      portfolio manager for Thomas White
      Asset Management.
  o   Joined the fund in 2005.
  o   BS, Nanjing University; MS,
      Michigan State University.


               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

May 30, 2008
DSCCF-3602